Equity - Schedule of Share Capital (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share Capital [Abstract]
Ordinary shares with no par value, Authorized	100,000	14,249
Ordinary shares with no par value, Issued and outstanding	3,545	1,185